6. Derivative Liabilities	15 Months Ended
Mar. 31, 2014
Notes to Financial Statements
6. Derivative Liabilities

Note 6 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	2013	2012
Fair value at the commitment date - convertible debt	$2,414,585	$—
Fair value at the commitment date - warrants	682,809	—
Reclassification of derivative liabilities to additional paid in capital
related to warrants exercised that ceased being a derivative liability	(311,709)	—
Fair value mark to market adjustment - converible debt	(28,586)	—
Fair value mark to market adjustment - warrants	(5,595)	—
Totals	$2,751,504	$—

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2013:

	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	1.9 - 4.68 years
Risk free interest rate	0.29% - 1.68%	0.38% - 1.75%